Annual Total Returns - BlackRock Advantage Large Cap Core Fund (Investor A, C, Institutional and Class R) [BarChart] - Investor A, C, Institutional and Class R - BlackRock Advantage Large Cap Core Fund - Investor A Shares
Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	(0.03%)
Annual Return 2012	14.23%
Annual Return 2013	33.47%
Annual Return 2014	11.65%
Annual Return 2015	0.07%
Annual Return 2016	10.03%
Annual Return 2017	21.73%
Annual Return 2018	(5.60%)
Annual Return 2019	28.82%
Annual Return 2020	19.54%